Investments - Summary of Short-Term Investments (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Cash and Cash Equivalents [Line Items]
Short-term Investments	¥ 391,033,374	$ 59,928,486	¥ 1,276,830,926
Time Deposits
Cash and Cash Equivalents [Line Items]
Short-term Investments			962,017,980
Wealth Management Products
Cash and Cash Equivalents [Line Items]
Short-term Investments	354,847,029		¥ 314,812,946
Publicly Traded Equity Security
Cash and Cash Equivalents [Line Items]
Short-term Investments	¥ 36,186,345